PLAN DESCRIPTION AND RELATED INFORMATION - International Equity Fund Target Allocations (Details) - Sempra Savings Plan 002	Dec. 31, 2025	Dec. 31, 2024
Investment, Identifier [Axis]: AllianceBernstein U.S. Small & Mid Cap Value Collective Investment Trust
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	31.50%	31.50%
Investment, Identifier [Axis]: FIAM Select Emerging Market Equity Commingled Pool
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	24.20%	23.20%
Investment, Identifier [Axis]: FIAM Select International Small Cap Commingled Pool
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	13.30%	13.10%
Investment, Identifier [Axis]: Loomis Sayles Small/Mid Cap Growth Trust
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	31.50%	31.50%
Investment, Identifier [Axis]: MetWest Total Return Bond Fund
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	95.00%	95.00%
Investment, Identifier [Axis]: Schroder International Equity Trust
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	57.50%	58.70%
Investment, Identifier [Axis]: State Street All Cap Equity ex-U.S. Index Non-Lending Fund
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	5.00%	5.00%
Investment, Identifier [Axis]: State Street Russell Small/Mid Cap Index Non-Lending Series Fund
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	5.00%	5.00%
Investment, Identifier [Axis]: T. Rowe Price Institutional Small-Cap Stock Fund
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	32.00%	32.00%
Investment, Identifier [Axis]: Vanguard Total Bond Market Index
EBP, Description of Plan [Line Items]
EBP, investment fund, target allocation	5.00%	5.00%